Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Other Intangible Assets
Intangible Assets

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2023
Definite-lived intangible assets
Developed technology	$9,909	$(4,465)	$5,444
Customer contracts and related relationship	2,383	(2,047)	336
Trade names	123	(123)	—

Intangible assets subject to amortization	12,415	(6,635)	5,780
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(6,635)	$7,886

in thousands	Carrying Amount	Accumulated Amortization	Net Book Value
December 31, 2022
Definite-lived intangible assets
Developed technology	$9,909	$(2,910)	$6,999
Customer contracts and related relationship	2,383	(1,376)	1,007
Trade names	123	(103)	20

Intangible assets subject to amortization	12,415	(4,389)	8,026
Indefinite-lived intangible assets
Trademarks	2,106	—	2,106

Total	$14,521	$(4,389)	$10,132

Expected Future Amortization Expense Related to Intangible Assets
Based on the amount of intangible assets as of December 31, 2023, the expected amortization expense for each of the next four years is as follows:

in thousands	Expected Amortization Expense
2024	$1,891
2025	1,555
2026	1,555
2027	779

Total Intangible assets subject to amortization	$5,780